Business Acquisitions - Purchase Price Allocation (Parenthetical) (Detail)	Dec. 01, 2018
Asia Pacific Montessori Education Co Ltd Asia Pacific [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest	35.00%